Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans [member]	Available-for-sale financial assets [member]	Financial instruments measured at fair value through other comprehensive income ("FVOCI") [member]	Exchange differences on translating foreign operations [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
At beginning of period at Mar. 31, 2017	¥ 11,887,283	¥ 2,337,896	¥ 864,052	¥ 4,609,496	¥ (12,913)	¥ 22,774	¥ 1,929,894		¥ 181,374	¥ 9,932,573	¥ 1,505,001	¥ 449,709
Comprehensive income:
Net profit	889,598			759,998						759,998	119,878	9,722
Other comprehensive income (loss)	194,846					51,273	192,366		(55,387)	188,252	6,594
Total comprehensive income (loss)	1,084,444			759,998		51,273	192,366		(55,387)	948,250	126,472	9,722
Issuance of shares under share-based payment transactions	1,695	847	848							1,695
Issuance of other equity instruments	149,916											149,916
Acquisition and disposal of subsidiaries and businesses-net	(204,257)			(1,190)		1,190					(204,257)
Transaction with non-controlling interest shareholders	2,502			62						62	2,440
Dividends to shareholders	(280,272)			(218,596)						(218,596)	(61,676)
Coupons on other equity instruments	(9,722)											(9,722)
Redemption of preferred securities	(135,000)										(135,000)
Purchase of treasury stock	(142)				(142)					(142)
Sale of treasury stock	562				562					562
Loss on sale of treasury stock	(41)		(41)							(41)
Share-based payment transactions	(1,354)		(1,354)							(1,354)
Others	185			(577)		865				288		(103)
At end of period at Mar. 31, 2018						76,102	2,122,260	¥ 1,718,937	125,987
Balance at March 31, 2018	12,495,799	2,338,743	863,505	5,149,193	(12,493)	76,102	2,122,260		125,987	10,663,297	1,232,980	599,522
Effect of changes in accounting policies	(132,659)			270,414			¥ (2,122,260)	1,718,937		(132,909)	250
Balance at April 1, 2018	12,363,140	2,338,743	863,505	5,419,607	(12,493)	76,102		1,718,937	125,987	10,530,388	1,233,230	599,522
Comprehensive income:
Net profit	647,586			541,932						541,932	93,779	11,875
Other comprehensive income (loss)	(22,186)					(27,109)		75,828	(12,653)	36,066	(58,252)
Total comprehensive income (loss)	625,400			541,932		(27,109)		75,828	(12,653)	577,998	35,527	11,875
Issuance of shares under share-based payment transactions	1,399	700	699							1,399
Acquisition and disposal of subsidiaries and businesses-net	(306,444)										(306,444)
Transaction with non-controlling interest shareholders	(205,503)		(113,736)							(113,736)	(91,767)
Dividends to shareholders	(322,761)			(245,577)						(245,577)	(77,184)
Coupons on other equity instruments	(11,875)											(11,875)
Redemption of preferred securities	(299,239)										(299,239)
Purchase of treasury stock	(70,094)				(70,094)					(70,094)
Sale of treasury stock	363				363					363
Loss on sale of treasury stock	(68)		(68)							(68)
Cancellation of treasury stock			(24,218)	(41,704)	65,922
Share-based payment transactions	(129)		(129)							(129)
Transfer from other reserves to retained earnings				40,726		23,432		(64,158)
Others	(743)		(41)	117						76		(819)
At end of period at Mar. 31, 2019	11,773,446	2,339,443	726,012	5,715,101	(16,302)	72,425		1,730,607	113,334	10,680,620	494,123	598,703
Comprehensive income:
Net profit	230,983			200,052						200,052	18,567	12,364
Other comprehensive income (loss)	(340,833)					(62,284)		(190,765)	(85,074)	(338,123)	(2,710)
Total comprehensive income (loss)	(109,850)			200,052		(62,284)		(190,765)	(85,074)	(138,071)	15,857	12,364
Issuance of shares under share-based payment transactions	1,044	522	522							1,044
Issuance of other equity instruments	84,951											84,951
Acquisition and disposal of subsidiaries and businesses-net	5,936										5,936
Transaction with non-controlling interest shareholders	509		498							498	11
Dividends to shareholders	(272,756)			(255,835)						(255,835)	(16,921)
Coupons on other equity instruments	(12,364)											(12,364)
Redemption of preferred securities	(436,500)										(436,500)
Purchase of treasury stock	(100,089)				(100,089)					(100,089)
Sale of treasury stock	733				733					733
Loss on sale of treasury stock	(250)			(250)						(250)
Cancellation of treasury stock				(101,674)	101,674
Share-based payment transactions	(45)		1,565							1,565	(1,610)
Transfer from other reserves to retained earnings				52,523		(12,694)		(39,829)
Others	113		(46)	(63)						(109)	(600)	822
At end of period at Mar. 31, 2020	¥ 10,934,878	¥ 2,339,965	¥ 728,551	¥ 5,609,854	¥ (13,984)	¥ (2,553)		¥ 1,500,013	¥ 28,260	¥ 10,190,106	¥ 60,296	¥ 684,476